Goodwill and Other Intangible Assets Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 1,120	$ 646
Goodwill, Acquired During Period	474
Access Midstream [Member]
Goodwill [Line Items]
Goodwill	474	0
Goodwill, Acquired During Period	474
Northeast G And P [Member]
Goodwill [Line Items]
Goodwill	646	646
Goodwill, Acquired During Period	$ 0